Fair Value Measurements (Carrying Amount And The Estimated Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount	$ 82,306	$ 76,538	$ 31,763	$ 37,923
Accounts receivable, net of allowance for doubtful accounts	233,791	$ 214,247
Cash and cash equivalents, Fair Value	82,306
Accounts receivable, Fair Value	233,791
Quoted in Markets Identical (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Credit Facilities, Carrying Amount (Level 1)	1,424,992
Senior Credit Facilities, Fair Value (Level 1)	1,400,453
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior Notes, Carrying Amount (Level 2)	750,000
Senior Notes, Fair Value (Level 2)	$ 811,643